UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 28

Date of Fiscal Year End

August 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Parametric Dividend Income Fund

Class I EIPDX

Semi-Annual Shareholder Report August 31, 2024

This semi-annual shareholder report contains important information about the Parametric Dividend Income Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.41%

Key Fund Statistics

Total Net Assets	$27,730,672
# of Portfolio Holdings	192
Portfolio Turnover Rate	30%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Utilities
11.0%
Consumer Staples
11.0%
Health Care
10.9%
Financials
10.7%
Materials
10.6%
Industrials
10.4%
Consumer Discretionary
10.3%
Information Technology
9.9%
Energy
9.7%
Communication Services
5.2%
Short-Term Investments
0.3%

Value	Value
Short-Term Investments	0.3%
Communication Services	5.2%
Energy	9.7%
Information Technology	9.9%
Consumer Discretionary	10.3%
Industrials	10.4%
Materials	10.6%
Financials	10.7%
Health Care	10.9%
Consumer Staples	11.0%
Utilities	11.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Kellanova	0.7%
Lockheed Martin Corp.	0.6%
Bristol-Myers Squibb Co.	0.6%
WEC Energy Group, Inc.	0.6%
Aflac, Inc.	0.6%
Amcor PLC	0.6%
RTX Corp.	0.6%
AbbVie, Inc.	0.6%
Best Buy Co., Inc.	0.6%
Ingredion, Inc.	0.6%
Total	6.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report August 31, 2024

EIPDX-TSR-SAR

Parametric Dividend Income Fund

Class A EAPDX

Semi-Annual Shareholder Report August 31, 2024

This semi-annual shareholder report contains important information about the Parametric Dividend Income Fund for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.66%

Key Fund Statistics

Total Net Assets	$27,730,672
# of Portfolio Holdings	192
Portfolio Turnover Rate	30%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Communication Services	5.2%
Energy	9.7%
Information Technology	9.9%
Consumer Discretionary	10.3%
Industrials	10.4%
Materials	10.6%
Financials	10.7%
Health Care	10.9%
Consumer Staples	11.0%
Utilities	11.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Kellanova	0.7%
Lockheed Martin Corp.	0.6%
Bristol-Myers Squibb Co.	0.6%
WEC Energy Group, Inc.	0.6%
Aflac, Inc.	0.6%
Amcor PLC	0.6%
RTX Corp.	0.6%
AbbVie, Inc.	0.6%
Best Buy Co., Inc.	0.6%
Ingredion, Inc.	0.6%
Total	6.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report August 31, 2024

EAPDX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Parametric
Dividend Income Fund
Semi-Annual Financial Statements and Additional Information
August 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information August 31, 2024
Parametric
Dividend Income Fund

Parametric
Dividend Income Fund
August 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value
Aerospace & Defense — 1.8%
General Dynamics Corp.	508	$ 152,075
Lockheed Martin Corp.	300	170,430
RTX Corp.	1,340	165,276
		$ 487,781
Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	1,015	$ 130,478
		$ 130,478
Automobile Components — 1.4%
Gentex Corp.	3,903	$ 122,281
LCI Industries	1,191	140,347
Lear Corp.	1,189	138,697
		$ 401,325
Banks — 2.2%
Commerce Bancshares, Inc.	2,420	$ 154,783
Cullen/Frost Bankers, Inc.	1,332	149,491
Prosperity Bancshares, Inc.	2,124	156,284
Regions Financial Corp.	6,453	151,129
		$ 611,687
Beverages — 2.8%
Brown-Forman Corp., Class B	3,243	$ 147,849
Coca-Cola Co.	2,260	163,782
Keurig Dr. Pepper, Inc.	4,438	162,475
Molson Coors Beverage Co., Class B	2,688	145,071
PepsiCo, Inc.	828	143,145
		$ 762,322
Biotechnology — 1.2%
AbbVie, Inc.	839	$ 164,704
Gilead Sciences, Inc.	2,048	161,792
		$ 326,496
Building Products — 0.5%
A.O. Smith Corp.	1,559	$ 130,519
		$ 130,519
Capital Markets — 1.5%
CME Group, Inc.	718	$ 154,901
Security	Shares	Value
Capital Markets (continued)
Janus Henderson Group PLC	4,060	$ 152,697
T. Rowe Price Group, Inc.	1,028	109,009
		$ 416,607
Chemicals — 5.7%
Air Products and Chemicals, Inc.	543	$ 151,416
Corteva, Inc.	2,561	146,745
Dow, Inc.	2,615	140,112
DuPont de Nemours, Inc.	1,677	141,287
Eastman Chemical Co.	1,373	140,554
FMC Corp.	2,339	151,053
Huntsman Corp.	5,922	130,580
Linde PLC	320	153,040
LyondellBasell Industries NV, Class A	1,489	146,964
PPG Industries, Inc.	1,086	140,887
RPM International, Inc.	1,297	150,776
		$ 1,593,414
Communications Equipment — 0.6%
Cisco Systems, Inc.	3,037	$ 153,490
		$ 153,490
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	171	$ 152,597
Walmart, Inc.	2,085	161,025
		$ 313,622
Containers & Packaging — 2.8%
Amcor PLC	14,473	$ 165,571
AptarGroup, Inc.	945	144,764
International Paper Co.	3,212	155,525
Packaging Corp. of America	765	160,298
Sonoco Products Co.	2,673	151,212
		$ 777,370
Distributors — 1.0%
Genuine Parts Co.	1,018	$ 145,839
LKQ Corp.	3,145	130,800
		$ 276,639
Diversified Telecommunication Services — 1.6%
AT&T, Inc.	7,643	$ 152,096
Cogent Communications Holdings, Inc.(1)	2,065	144,509
Verizon Communications, Inc.	3,498	146,146
		$ 442,751

See Notes to Financial Statements.

Parametric
Dividend Income Fund
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities — 6.1%
Alliant Energy Corp.	2,716	$ 158,261
American Electric Power Co., Inc.	1,542	154,632
Avangrid, Inc.	4,104	146,472
Duke Energy Corp.	1,289	146,882
Evergy, Inc.	2,717	160,683
IDACORP, Inc.	1,460	148,789
OGE Energy Corp.	4,003	158,359
Pinnacle West Capital Corp.	1,760	154,035
Portland General Electric Co.	3,138	150,969
PPL Corp.	4,975	158,752
Southern Co.	1,790	154,656
		$ 1,692,490
Electrical Equipment — 0.5%
Emerson Electric Co.	1,257	$ 132,475
		$ 132,475
Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp., Class A	2,076	$ 140,026
Avnet, Inc.	2,563	141,427
Corning, Inc.	2,926	122,453
Vishay Intertechnology, Inc.	5,826	117,394
		$ 521,300
Energy Equipment & Services — 1.3%
Baker Hughes Co.	3,696	$ 129,989
Helmerich & Payne, Inc.	3,383	110,387
Noble Corp. PLC	3,035	115,785
		$ 356,161
Entertainment — 0.5%
Electronic Arts, Inc.	993	$ 150,757
		$ 150,757
Financial Services — 2.1%
Essent Group Ltd.	2,327	$ 149,603
Jack Henry & Associates, Inc.	828	143,269
MGIC Investment Corp.	5,941	151,079
Western Union Co.	10,770	131,394
		$ 575,345
Food Products — 4.4%
Archer-Daniels-Midland Co.	2,129	$ 129,848
Bunge Global SA	1,264	128,144
General Mills, Inc.	2,193	158,532
Hormel Foods Corp.	4,608	149,990
Security	Shares	Value
Food Products (continued)
Ingredion, Inc.	1,222	$ 164,127
Kellanova	2,445	197,092
Kraft Heinz Co.	4,442	157,380
Mondelez International, Inc., Class A	2,025	145,415
		$ 1,230,528
Gas Utilities — 2.1%
Atmos Energy Corp.	1,188	$ 155,319
National Fuel Gas Co.	2,538	151,671
ONE Gas, Inc.	2,040	140,637
Spire, Inc.	2,173	143,353
		$ 590,980
Ground Transportation — 0.5%
Landstar System, Inc.	750	$ 136,920
		$ 136,920
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	1,350	$ 152,915
Becton Dickinson & Co.	593	143,749
Medtronic PLC	1,819	161,127
Zimmer Biomet Holdings, Inc.	1,340	154,716
		$ 612,507
Health Care Providers & Services — 4.3%
Cardinal Health, Inc.	1,452	$ 163,670
Cencora, Inc.	611	146,377
Chemed Corp.	253	148,301
Labcorp Holdings, Inc.	663	152,417
Patterson Cos., Inc.	5,464	122,885
Premier, Inc., Class A	7,451	151,777
Quest Diagnostics, Inc.	978	153,517
UnitedHealth Group, Inc.	264	155,813
		$ 1,194,757
Hotels, Restaurants & Leisure — 2.1%
Darden Restaurants, Inc.	994	$ 157,201
Texas Roadhouse, Inc.	798	134,662
Vail Resorts, Inc.	803	145,905
Wendy's Co.(1)	7,868	133,127
		$ 570,895
Household Durables — 1.0%
Garmin Ltd.	848	$ 155,430

See Notes to Financial Statements.

Parametric
Dividend Income Fund
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
Whirlpool Corp.(1)	1,205	$ 120,849
		$ 276,279
Household Products — 1.5%
Church & Dwight Co., Inc.	1,341	$ 136,621
Kimberly-Clark Corp.	1,012	146,396
Procter & Gamble Co.	832	142,721
		$ 425,738
Industrial Conglomerates — 0.5%
Honeywell International, Inc.	671	$ 139,508
		$ 139,508
Insurance — 4.9%
Aflac, Inc.	1,505	$ 166,092
Cincinnati Financial Corp.	1,101	150,870
Fidelity National Financial, Inc.	2,697	159,015
Hanover Insurance Group, Inc.	1,109	163,012
MetLife, Inc.	1,963	152,093
Old Republic International Corp.	4,527	162,384
Principal Financial Group, Inc.	1,566	127,504
Prudential Financial, Inc.	1,042	126,249
Travelers Cos., Inc.	635	144,824
		$ 1,352,043
Interactive Media & Services — 0.4%
Shutterstock, Inc.(1)	3,440	$ 123,427
		$ 123,427
IT Services — 2.2%
Accenture PLC, Class A	431	$ 147,380
Amdocs Ltd.	1,759	152,980
Cognizant Technology Solutions Corp., Class A	1,978	153,829
International Business Machines Corp.	742	149,981
		$ 604,170
Leisure Products — 1.1%
Hasbro, Inc.	2,260	$ 154,042
Polaris, Inc.	1,745	147,714
		$ 301,756
Life Sciences Tools & Services — 0.5%
Danaher Corp.	543	$ 146,235
		$ 146,235
Security	Shares	Value
Machinery — 2.5%
Cummins, Inc.	505	$ 157,989
Donaldson Co., Inc.	1,950	141,824
Graco, Inc.	1,672	139,361
IDEX Corp.	628	129,669
Snap-on, Inc.	475	134,777
		$ 703,620
Media — 2.6%
Comcast Corp., Class A	3,621	$ 143,283
Interpublic Group of Cos., Inc.	4,680	152,615
New York Times Co., Class A	2,717	149,245
News Corp., Class B(1)	4,870	143,324
Omnicom Group, Inc.	1,454	146,025
		$ 734,492
Metals & Mining — 2.0%
Newmont Corp.	3,002	$ 160,277
Reliance, Inc.	449	128,706
Royal Gold, Inc.	1,063	149,001
Southern Copper Corp.(1)	1,227	124,810
		$ 562,794
Multi-Utilities — 2.8%
Consolidated Edison, Inc.	1,436	$ 145,840
Dominion Energy, Inc.	2,680	149,812
Public Service Enterprise Group, Inc.	1,885	152,214
Sempra	1,861	152,937
WEC Energy Group, Inc.	1,795	166,989
		$ 767,792
Oil, Gas & Consumable Fuels — 8.5%
Antero Midstream Corp.	9,420	$ 140,075
Chevron Corp.	893	132,119
Chord Energy Corp.	780	115,775
ConocoPhillips	1,267	144,172
Coterra Energy, Inc.	5,058	123,061
Devon Energy Corp.	3,089	138,326
DHT Holdings, Inc.	12,791	138,527
Diamondback Energy, Inc.	628	122,529
DT Midstream, Inc.	2,037	160,088
EOG Resources, Inc.	1,018	131,139
Exxon Mobil Corp.	1,179	139,051
HF Sinclair Corp.	2,781	136,658
Kinder Morgan, Inc.	6,933	149,545
ONEOK, Inc.	1,576	145,559
Phillips 66	1,002	140,591

See Notes to Financial Statements.

Parametric
Dividend Income Fund
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	927	$ 136,019
Williams Cos., Inc.	3,365	154,016
		$ 2,347,250
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	3,394	$ 169,530
Johnson & Johnson	989	164,036
Merck & Co., Inc.	1,075	127,334
Pfizer, Inc.	4,879	141,540
Royalty Pharma PLC, Class A	5,148	149,446
		$ 751,886
Professional Services — 2.1%
Automatic Data Processing, Inc.	560	$ 154,509
ManpowerGroup, Inc.	2,057	152,053
Paychex, Inc.	1,114	146,157
Robert Half, Inc.	2,183	136,809
		$ 589,528
Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices, Inc.	611	$ 143,487
Kulicke & Soffa Industries, Inc.	2,751	120,521
Power Integrations, Inc.	1,836	123,196
Skyworks Solutions, Inc.	1,177	128,987
Texas Instruments, Inc.	672	144,037
		$ 660,228
Software — 2.0%
Dolby Laboratories, Inc., Class A	1,821	$ 129,947
InterDigital, Inc.	1,151	159,483
Microsoft Corp.	279	116,382
Roper Technologies, Inc.	255	141,374
		$ 547,186
Specialty Retail — 1.7%
Best Buy Co., Inc.	1,638	$ 164,455
Home Depot, Inc.	409	150,717
TJX Cos., Inc.	1,267	148,581
		$ 463,753
Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co.	6,779	$ 131,309
HP, Inc.	3,756	135,892
		$ 267,201
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 2.0%
Carter's, Inc.	2,318	$ 152,756
Columbia Sportswear Co.	1,745	140,874
Oxford Industries, Inc.	1,402	121,946
Steven Madden Ltd.	3,170	142,967
		$ 558,543
Tobacco — 1.1%
Altria Group, Inc.	2,950	$ 158,621
Philip Morris International, Inc.	1,295	159,661
		$ 318,282
Trading Companies & Distributors — 1.5%
Fastenal Co.	2,156	$ 147,212
MSC Industrial Direct Co., Inc., Class A	1,675	137,752
Watsco, Inc.	289	137,396
		$ 422,360
Total Common Stocks (identified cost $20,010,571)		$27,653,687

Short-Term Investments — 0.3%
Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(2)	80,525	$ 80,525
Total Affiliated Fund (identified cost $80,525)		$ 80,525

Securities Lending Collateral — 0.0%(3)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.29%(4)	254	$ 254
Total Securities Lending Collateral (identified cost $254)		$ 254
Total Short-Term Investments (identified cost $80,779)		$ 80,779
Total Investments — 100.0% (identified cost $20,091,350)		$27,734,466
Other Assets, Less Liabilities — (0.0)%(3)		$ (3,794)
Net Assets — 100.0%		$27,730,672

See Notes to Financial Statements.

Parametric
Dividend Income Fund
August 31, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at August 31, 2024. The aggregate market value of securities on loan at August 31, 2024 was $296,272.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of August 31, 2024.
(3)	Amount is less than 0.05% or (0.05)%, as applicable.
(4)	Represents investment of cash collateral received in connection with securities lending.

See Notes to Financial Statements.

Parametric
Dividend Income Fund
August 31, 2024
Statement of Assets and Liabilities (Unaudited)

August 31, 2024
Assets
Unaffiliated investments, at value (identified cost $20,010,825) — including $296,272 of securities on loan	$27,653,941
Affiliated investments, at value (identified cost $80,525)	80,525
Cash	89
Dividends receivable	72,592
Dividends receivable from affiliated investments	396
Receivable for Fund shares sold	72,223
Securities lending income receivable	45
Tax reclaims receivable	172
Receivable from affiliates	14,965
Trustees' deferred compensation plan	18,842
Total assets	$27,913,790
Liabilities
Collateral for securities loaned	$254
Payable for Fund shares redeemed	77,570
Payable to affiliates:
Investment adviser and administration fee	7,083
Distribution and service fees	1,046
Trustees' deferred compensation plan	18,842
Payable for custodian fee	11,945
Payable for legal and accounting services	23,737
Payable for registration fees	32,674
Accrued expenses	9,967
Total liabilities	$183,118
Net Assets	$27,730,672
Sources of Net Assets
Paid-in capital	$20,967,963
Distributable earnings	6,762,709
Net Assets	$27,730,672
Class A Shares
Net Assets	$5,094,011
Shares Outstanding	286,210
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.80
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$18.79
Class I Shares
Net Assets	$22,636,661
Shares Outstanding	1,269,281
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.83
On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

Parametric
Dividend Income Fund
August 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
August 31, 2024
Investment Income
Dividend income	$480,324
Dividend income from affiliated investments	2,969
Securities lending income, net	1,035
Total investment income	$484,328
Expenses
Investment adviser and administration fee	$45,606
Distribution and service fees:
Class A	5,669
Trustees’ fees and expenses	1,087
Custodian fee	15,036
Transfer and dividend disbursing agent fees	8,772
Legal and accounting services	21,776
Printing and postage	235
Registration fees	41,252
Interest expense and fees	1,763
Miscellaneous	6,896
Total expenses	$148,092
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$79,935
Total expense reductions	$79,935
Net expenses	$68,157
Net investment income	$416,171
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$4,059,047
Net realized gain	$4,059,047
Change in unrealized appreciation (depreciation):
Investments	$(1,565,898)
Net change in unrealized appreciation (depreciation)	$(1,565,898)
Net realized and unrealized gain	$2,493,149
Net increase in net assets from operations	$2,909,320

See Notes to Financial Statements.

Parametric
Dividend Income Fund
August 31, 2024
Statements of Changes in Net Assets

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$416,171	$2,658,041
Net realized gain	4,059,047	745,090
Net change in unrealized appreciation (depreciation)	(1,565,898)	(1,397,790)
Net increase in net assets from operations	$2,909,320	$2,005,341
Distributions to shareholders:
Class A	$(51,240)	$(117,821)
Class I	(356,067)	(2,911,037)
Total distributions to shareholders	$(407,307)	$(3,028,858)
Transactions in shares of beneficial interest:
Class A	$413,537	$189,883
Class I	(8,517,604)	(90,855,932)
Net decrease in net assets from Fund share transactions	$(8,104,067)	$(90,666,049)
Net decrease in net assets	$(5,602,054)	$(91,689,566)
Net Assets
At beginning of period	$33,332,726	$125,022,292
At end of period	$27,730,672	$33,332,726

See Notes to Financial Statements.

Parametric
Dividend Income Fund
August 31, 2024
Financial Highlights

	Class A
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Year Ended February 28,			Year Ended February 29, 2020
			2023	2022	2021
Net asset value — Beginning of period	$16.33	$16.07	$16.23	$14.13	$11.95	$12.87
Income (Loss) From Operations
Net investment income(1)	$0.21	$0.44	$0.44	$0.38	$0.35	$0.36
Net realized and unrealized gain (loss)	1.46	0.31	(0.21)	2.10	2.19	(0.95)
Total income (loss) from operations	$1.67	$0.75	$0.23	$2.48	$2.54	$(0.59)
Less Distributions
From net investment income	$(0.20)	$(0.49)	$(0.39)	$(0.38)	$(0.36)	$(0.32)
From net realized gain	—	—	—	—	—	(0.01)
Total distributions	$(0.20)	$(0.49)	$(0.39)	$(0.38)	$(0.36)	$(0.33)
Net asset value — End of period	$17.80	$16.33	$16.07	$16.23	$14.13	$11.95
Total Return(2)	10.30%(3)	4.81%	1.45%	17.74%	22.15%	(4.76)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5,094	$4,273	$3,998	$2,943	$3,140	$3,612
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.19%(5)(6)	0.82%(6)	0.76%	0.89%	0.99%	0.82%
Net expenses	0.66%(5)(6)(7)	0.69%(6)(7)	0.65%(7)	0.65%	0.65%	0.65%
Net investment income	2.52%(5)	2.78%	2.71%	2.39%	2.92%	2.78%
Portfolio Turnover	30%(3)	52%	38%	45%	61%	51%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.01% and 0.04% for the six months ended August 31, 2024 and the year ended February 29, 2024, respectively.
(7)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended August 31, 2024 and the years ended February 29, 2024 and February 28, 2023).

See Notes to Financial Statements.

Parametric
Dividend Income Fund
August 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Year Ended February 28,			Year Ended February 29, 2020
			2023	2022	2021
Net asset value — Beginning of period	$16.37	$16.11	$16.26	$14.15	$11.97	$12.89
Income (Loss) From Operations
Net investment income(1)	$0.24	$0.47	$0.49	$0.42	$0.38	$0.40
Net realized and unrealized gain (loss)	1.44	0.32	(0.23)	2.11	2.20	(0.95)
Total income (loss) from operations	$1.68	$0.79	$0.26	$2.53	$2.58	$(0.55)
Less Distributions
From net investment income	$(0.22)	$(0.53)	$(0.41)	$(0.42)	$(0.40)	$(0.36)
From net realized gain	—	—	—	—	—	(0.01)
Total distributions	$(0.22)	$(0.53)	$(0.41)	$(0.42)	$(0.40)	$(0.37)
Net asset value — End of period	$17.83	$16.37	$16.11	$16.26	$14.15	$11.97
Total Return(2)	10.35%(3)	5.06%	1.68%	18.09%	22.47%	(4.50)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,637	$29,060	$121,024	$35,539	$31,094	$43,096
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.94%(5)(6)	0.57%(6)	0.51%	0.64%	0.74%	0.57%
Net expenses	0.41%(5)(6)(7)	0.44%(6)(7)	0.40%(7)	0.40%	0.40%	0.40%
Net investment income	2.78%(5)	2.99%	3.04%	2.66%	3.19%	3.01%
Portfolio Turnover	30%(3)	52%	38%	45%	61%	51%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.01% and 0.04% for the six months ended August 31, 2024 and the year ended February 29, 2024, respectively.
(7)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended August 31, 2024 and the years ended February 29, 2024 and February 28, 2023).

See Notes to Financial Statements.

Parametric
Dividend Income Fund
August 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return and current income. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares are offered at net asset value to shareholders who owned Investor Class shares, which were redesignated as Class A shares on April 29, 2022, and only for such shareholders’ accounts established prior to such date. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of August 31, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business,

Parametric
Dividend Income Fund
August 31, 2024
Notes to Financial Statements (Unaudited) — continued

the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to August 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At February 29, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $2,052,024 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at February 29, 2024, $2,052,024 are short-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$23,096,982
Gross unrealized appreciation	$5,024,227
Gross unrealized depreciation	(386,743)
Net unrealized appreciation	$4,637,484
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.3000%
$1 billion but less than $2.5 billion	0.2875%
$2.5 billion but less than $5 billion	0.2750%
$5 billion and over	0.2675%
For the six months ended August 31, 2024, the investment adviser and administration fee amounted to $45,606 or 0.30% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended August 31, 2024, the investment adviser and administration fee paid was reduced by $80 relating to the Fund’s investment in the Liquidity Fund.

Parametric
Dividend Income Fund
August 31, 2024
Notes to Financial Statements (Unaudited) — continued

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.65% and 0.40% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after July 1, 2025. Pursuant to this agreement, EVM and Parametric waived and/or reimbursed $79,855 in total of the Fund's operating expenses for the six months ended August 31, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended August 31, 2024, EVM earned $736 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended August 31, 2024 amounted to $5,669 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Redemptions of Class A shares by former Investor Class shareholders are not subject to a CDSC. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended August 31, 2024, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $9,178,638 and $17,360,861, respectively, for the six months ended August 31, 2024.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	54,353	$ 917,618	115,897	$ 1,823,910
Issued to shareholders electing to receive payments of distributions in Fund shares	3,083	51,240	7,459	117,821
Redemptions	(32,879)	(555,321)	(110,458)	(1,751,848)
Net increase	24,557	$ 413,537	12,898	$ 189,883

Parametric
Dividend Income Fund
August 31, 2024
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended August 31, 2024 (Unaudited)		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount
Class I
Sales	65,759	$1,099,672	1,452,189	$ 22,908,330
Issued to shareholders electing to receive payments of distributions in Fund shares	9,659	160,825	56,601	889,584
Redemptions	(581,466)	(9,778,101)	(7,245,733)	(114,653,846)
Net decrease	(506,048)	$(8,517,604)	(5,736,943)	$(90,855,932)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings and the average annual interest rate (excluding fees) for the six months ended August 31, 2024 were $51,250 and 6.83%, respectively.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At August 31, 2024, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $296,272 and $303,031, respectively. Collateral received was comprised of cash of $254 and U.S. government and/or agencies securities of $302,777. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of August 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$254	$ —	$ —	$ —	$254
The carrying amount of the liability for collateral for securities loaned at August 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at August 31, 2024.

Parametric
Dividend Income Fund
August 31, 2024
Notes to Financial Statements (Unaudited) — continued

10  Affiliated Investments
At August 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $80,525, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended August 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,877	$3,804,253	$(3,727,605)	$ —	$ —	$80,525	$2,969	80,525
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$27,653,687*	$ —	$ —	$27,653,687
Short-Term Investments:
Affiliated Fund	80,525	—	—	80,525
Securities Lending Collateral	254	—	—	254
Total Investments	$ 27,734,466	$ —	$ —	$27,734,466
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Parametric
Dividend Income Fund
August 31, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Parametric
Dividend Income Fund
August 31, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric Dividend Income Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates

Parametric
Dividend Income Fund
August 31, 2024
Board of Trustees’ Contract Approval — continued

LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the Fund’s investment strategies. With respect to the Sub-adviser, the Board considered the Sub-adviser’s investment process, investment research and similar functions with respect to the types of investments held by the Fund. In particular, the Board considered the experience of the Sub-adviser’s investment professionals in employing a top-down, disciplined and systematic investment process that emphasizes a diversified portfolio of quality companies that have historically demonstrated high current income and lower levels of stock price volatility. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Parametric
Dividend Income Fund
August 31, 2024
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

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EAPDX-NCSR    8.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:  October 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:  October 21, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:  October 21, 2024